TEMPLETON CHINA WORLD FUND

Broward Financial Centre
500 East Broward Boulevard, Suite 2100
Fort Lauderdale, FL 33394-3091
Facsimile 954.847.2288
Telephone 954.527.7500

January 4, 2010

Filed Via EDGAR (CIK 0000909226)

Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, D.C. 20549

RE: Templeton China World Fund

File Nos. 333-104602 and 811-07876

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this is to certify that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on December 28, 2009.

Very truly yours,

Templeton China World Fund

/s/ROBERT C. ROSSELOT

Robert C. Rosselot

Secretary and

Vice President

RCR:dmm